Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

14. Leases

The Group has operating leases primarily for office and operation space. The Group's operating lease arrangements have remaining lease terms of one month to fifteen years.

Total lease costs were RMB110,993 for the year ended December 31, 2019, including short-term lease costs within 12 months of RMB21,726.

Consolidated balance sheet information related to leases is presented as follows:

	As of December 31,
	2019
	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	105,839	15,203
LIABILITIES
Operating lease liabilities, current	57,490	8,258
Operating lease liabilities, non-current	54,718	7,860
Total	112,208	16,118

Supplemental cash flow information related to leases is as follows:

As of December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities	73,315
Right-of-use assets obtained in exchange for operating lease liabilities	68,825

Other information  related  to lease is as follows:

As of December 31,
2019
Weighted average remaining lease term(years)	4.85
Weighted average discount rate	5%

As of December 31, 2019, maturities of lease liabilities (excluding lease payments of RMB 6,498 for the leases with lease terms less than one year) are as follows:

As of December 31,
2019
RMB
2020	59,719
2021	27,145
2022	8,869
2023	4,034
2024 and thereafter	27,356
Total minimum lease payments	127,123
Less: interest	(14,915)
Present value of lease obligations	112,208

As of December 31, 2018, minimum lease payments under the previous lease standard ("ASC 840") were as follows:

As of December 31,
2018
RMB
2019	101,947
2020	75,523
2021	33,952
2022	3,712
2023 and thereafter	2,124
Total minimum lease payments	217,258

For the years ended December 31, 2017 and 2018, the Group recognized lease expense for RMB76,599 and RMB71,379, respectively, under ASC 840.